Variable Interest Entities -- VIE Interest Expense & Deconsolidated VIEs (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) request	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Variable Interest Entity [Line Items]
Interest expense	$ 226	$ 158
Mortgage Loan Securitizations | Real Estate
Variable Interest Entity [Line Items]
Reserve for sales recourse obligations	$ 7		$ 7
Repurchase activity | request	0
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Interest expense	$ 100	$ 38